Marketable securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable securities.
Schedule of marketable securities

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	136,358	175,336
Purchases	40,404	61,609
Proceeds on disposal	(74,875)	(89,475)
Net realized gains/(losses) on disposal	(415)	(1,647)
Fair value movement	6,185	(9,682)
Change in accrued interest	(171)	593
Foreign exchange gains/(losses)	75	(376)
At end of period	107,561	136,358

Schedule of marketable securities and bank interest income

	Years ended December 31,
($ in thousands)	2023	2022	2021
Net realized gains/(losses) on disposal	(415)	(1,647)	(3,760)
Changes in fair value	6,185	(9,682)	1,919
Interest and dividend income	2,453	2,812	2,615
Bank interest	3,985	773	1,091
Total marketable securities income/(loss) and bank interest	12,208	(7,744)	1,865